Other Liabilities	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

2.5 Other liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Current
Accrued compensation to employees(1)	576	534
Accrued defined benefit liability (3)	1	1
Accrued expenses(1)	991	986
Withholding taxes and others(3)	381	382
Liabilities of controlled trusts (1)	20	25
Liability towards contingent consideration(2)	1	—
Capital creditors(1)	61	37
Financial liability under option arrangements(2)(4)	64	60
Other non-financial liabilities(3)	1	1
Other financial liabilities (1)(5)	61	73
Total Current other liabilities	2,157	2,099
Non-current
Accrued compensation to employees(1)	1	1
Accrued expenses(1)	221	213
Accrued defined benefit liability (3)	14	19
Financial liability under option arrangements(2)(4)	13	12
Liability towards contingent consideration(2)	2	—
Other non-financial liabilities(3)	12	10
Other financial liabilities (1)(5)	1	18
Total Non-current other liabilities	264	273
Total other liabilities	2,421	2,372
(1) Financial liability carried at amortized cost	1,932	1,887
(2) Financial liability carried at fair value through profit or loss	80	72
Financial liability under option arrangements on undiscounted basis	89	83
Financial liability towards contingent consideration on undiscounted basis (Refer to Note 2.10)	4	—

(3) Non-financial liabilities

(4) Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.

(5) The Group entered into financing arrangements with a third party towards technology assets taken over by the Group from a customer as a part of transformation project which was not considered as distinct goods or services as the control related to those assets was not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. As at March 31, 2025 and March 31, 2024, the financial liability pertaining to such arrangements amounts to $8 million and $45 million, respectively.

Accrued expenses primarily relate to cost of technical sub-contractors, telecommunication charges, legal and professional charges, brand building expenses, overseas travel expenses and office maintenance and cost of third party software and hardware.